Net Loss Per Share of Common Stock (Tables)	12 Months Ended
Dec. 31, 2024
Net Loss Per Share of Common Stock
Schedule of potentially dilutive securities outstanding

	2024	2023
Stock options and RSUs	15,043,815	10,981,357